Note 7 - Risk Management - Impairment Losses Reconciliations II (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Recovery of written-off assets		€ (919,000,000)	€ (589,000,000)	€ (558,000,000)
Expected Credit Losses Individually and Collective Assessed [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(8,703,000,000)	(10,937,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[1]			(7,484,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[1]			2,878,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[1]			4,503,000,000
Transfers Between Allowances	[1]			1,810,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[1]			526,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(8,703,000,000)
Recovery of written-off assets	[2]			558,000,000
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(28,000,000)	(144,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[3]			(26,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[3]			6,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[3]			0
Transfers Between Allowances	[3]			123,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[3]			13,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(28,000,000)
Recovery of written-off assets	[4]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Central Banks [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			0	0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[3]			0
Reversal Allowance Account For Credit Losses Of Financial Assets	[3]			0
Utilisation Allowance Account For Credit Losses Of Financial Assets	[3]			0
Transfers Between Allowances	[3]			0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[3]			0
Allowance Account For Credit Losses Of Financial Assets at the end				0
Recovery of written-off assets	[4]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | General Government [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			0	0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[3]			0
Reversal Allowance Account For Credit Losses Of Financial Assets	[3]			0
Utilisation Allowance Account For Credit Losses Of Financial Assets	[3]			0
Transfers Between Allowances	[3]			0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[3]			0
Allowance Account For Credit Losses Of Financial Assets at the end				0
Recovery of written-off assets	[4]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Credit Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			0	(15,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[3]			(5,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[3]			4,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[3]			0
Transfers Between Allowances	[3]			16,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[3]			0
Allowance Account For Credit Losses Of Financial Assets at the end				0
Recovery of written-off assets	[4]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Other Financial Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(16,000,000)	(26,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[3]			(4,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[3]			2,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[3]			0
Transfers Between Allowances	[3]			0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[3]			13,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(16,000,000)
Recovery of written-off assets	[4]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Corporate Entities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(12,000,000)	(103,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[3]			(17,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[3]			0
Utilisation Allowance Account For Credit Losses Of Financial Assets	[3]			0
Transfers Between Allowances	[3]			107,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[3]			0
Allowance Account For Credit Losses Of Financial Assets at the end				(12,000,000)
Recovery of written-off assets	[4]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(8,675,000,000)	(10,793,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[5]			(7,458,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[5]			2,872,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[5]			4,503,000,000
Transfers Between Allowances	[5]			1,687,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[5]			513,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(8,675,000,000)
Recovery of written-off assets	[6]			558,000,000
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Central Banks [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			0	0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[5]			0
Reversal Allowance Account For Credit Losses Of Financial Assets	[5]			0
Utilisation Allowance Account For Credit Losses Of Financial Assets	[5]			0
Transfers Between Allowances	[5]			0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[5]			0
Allowance Account For Credit Losses Of Financial Assets at the end				0
Recovery of written-off assets	[6]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | General Government [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(42,000,000)	(39,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[5]			(70,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[5]			37,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[5]			14,000,000
Transfers Between Allowances	[5]			1,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[5]			15,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(42,000,000)
Recovery of written-off assets	[6]			1,000,000
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Credit Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(6,000,000)	(7,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[5]			(2,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[5]			2,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[5]			0
Transfers Between Allowances	[5]			0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[5]			1,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(6,000,000)
Recovery of written-off assets	[6]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Other Financial Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(7,000,000)	(25,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[5]			(287,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[5]			3,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[5]			38,000,000
Transfers Between Allowances	[5]			227,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[5]			38,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(7,000,000)
Recovery of written-off assets	[6]			0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Corporate Entities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(5,599,000,000)	(7,402,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[5]			(3,627,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[5]			1,993,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[5]			3,029,000,000
Transfers Between Allowances	[5]			(228,000,000)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[5]			636,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(5,599,000,000)
Recovery of written-off assets	[6]			345,000,000
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Households [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(3,022,000,000)	(3,319,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[5]			(3,472,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[5]			837,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[5]			1,422,000,000
Transfers Between Allowances	[5]			1,687,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[5]			(177,000,000)
Allowance Account For Credit Losses Of Financial Assets at the end				(3,022,000,000)
Recovery of written-off assets	[6]			212,000,000
Collective Allowance Incurred But Not Recognized [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(4,130,000,000)	(5,270,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Allowance Account For Credit Losses Of Financial Assets at the end				(4,130,000,000)
Collective Allowance Incurred But Not Recognized [Member] | Debt Securities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(21,000,000)	(46,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[7]			(8,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[7]			30,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[7]			1,000,000
Transfers Between Allowances	[7]			0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[7]			3,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(21,000,000)
Recovery of written-off assets	[8]			0
Collective Allowance Incurred But Not Recognized [Member] | Loans and receivables [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			€ (4,109,000,000)	(5,224,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[9]			(1,776,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[9]			2,128,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[9]			1,536,000,000
Transfers Between Allowances	[9]			(1,328,000,000)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[9]			554,000,000
Allowance Account For Credit Losses Of Financial Assets at the end				(4,109,000,000)
Recovery of written-off assets	[10]			0
Total Member
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning				(16,206,000,000)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	[11]			(9,267,000,000)
Reversal Allowance Account For Credit Losses Of Financial Assets	[11]			5,037,000,000
Utilisation Allowance Account For Credit Losses Of Financial Assets	[11]			6,038,000,000
Transfers Between Allowances	[11]			482,000,000
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	[11]			1,083,000,000
Recovery of written-off assets	[12]			€ 558,000,000

[1]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[2]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[3]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[4]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[5]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[6]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[7]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[8]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[9]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[10]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[11]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .
[12]	(*) Figures originally reported in the year 2017 in accordan ce to the applicable regulation .